Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$122,473,936.52	0.6584620	$107,888,354.34	0.5800449	$14,585,582.17
Class A-2-B Notes	$151,446,265.59	0.6584620	$133,410,330.64	0.5800449	$18,035,934.95
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$794,990,202.10	0.6800193	$762,368,684.98	0.6521155	$32,621,517.12

Weighted Avg. Coupon (WAC)	3.13%		3.12%
Weighted Avg. Remaining Maturity (WARM)	48.59		47.62
Pool Receivables Balance	$859,924,202.57		$826,326,117.47
Remaining Number of Receivables	53,704		52,730

Adjusted Pool Balance	$835,758,447.57		$803,136,930.45

III. COLLECTIONS

Principal:
Principal Collections	$32,106,954.48
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$1,117,710.23
Total Principal Collections	$33,224,664.71

Interest:
Interest Collections	$2,180,965.03
Late Fees & Other Charges	$47,211.85
Interest on Repurchase Principal
Total Interest Collections	$2,228,176.88

Collection Account Interest	$9,562.22
Reserve Account Interest	$973.43
Servicer Advances	$-

Total Collections	$35,463,377.24

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$35,463,377.24
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$35,463,377.24
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$716,603.50	$-	$716,603.50	$716,603.50
Collection Account Interest					$9,562.22
Late Fees & Other Charges					$47,211.85
Total due to Servicer					$773,377.57

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$70,422.51		$70,422.51
Class A-2-B Notes		$85,576.40		$85,576.40
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$611,273.57		$611,273.57	$611,273.57

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	$36,146.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	$68,942.50

Available Funds Remaining:					$33,973,637.10

7. Regular Principal Distribution Amount:					$32,621,517.12

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$14,585,582.17
Class A-2-B Notes				$18,035,934.95
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$32,621,517.12		$32,621,517.12
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$32,621,517.12		$32,621,517.12

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,352,119.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,165,755.00
Beginning Period Amount	$24,165,755.00
Current Period Amortization	$976,567.98
Ending Period Required Amount	$23,189,187.02
Ending Period Amount	$23,189,187.02
Next Distribution Date Required Amount	$22,232,717.92

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%
		Beginning	Ending	Target
Overcollateralization Amount		$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool		3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool		4.88%	5.08%	5.08%

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.07%	52,239	98.80%	$816,429,988.98
30 - 60 Days	0.75%	396	0.97%	$8,018,475.33
61 - 90 Days	0.14%	76	0.18%	$1,502,559.97
91-120 Days	0.04%	19	0.05%	$375,093.19
121 + Days	0.00%	0	0.00%	$-
Total		52,730		$826,326,117.47

Delinquent Receivables 30+ Days Past Due
Current Period	0.93%	491	1.20%	$9,896,128.49
1st Preceding Collection Period	0.90%	484	1.14%	$9,765,377.59
2nd Preceding Collection Period	1.25%	678	1.58%	$14,056,369.38
3rd Preceding Collection Period	1.25%	689	1.57%	$14,431,155.13
Four-Month Average	1.08%		1.37%

Repossession in Current Period		40		$921,460.51
Repossession Inventory		86		$680,414.54

Current Charge-Offs
Gross Principal of Charge-Offs				$1,491,130.62
Recoveries				$(1,117,710.23)
Net Loss				$373,420.39

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.52%

Average Pool Balance for Current Period				$843,125,160.02

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.53%
1st Preceding Collection Period				1.22%
2nd Preceding Collection Period				0.80%
3rd Preceding Collection Period				0.60%
Four-Month Average				0.79%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		92	859	$14,454,412.12
Recoveries		109	664	$(6,463,275.24)
Net Loss				$7,991,136.88
Cumulative Net Loss as a % of Initial Pool Balance				0.65%

Net Loss for Receivables that have experienced a Net Loss *		77	719	$7,999,452.08
Average Net Loss for Receivables that have experienced a Net Loss				$11,125.80

Principal Balance of Extensions				$3,013,473.82
Number of Extensions				141

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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